RESERVES, Movements in Share-based Payments Reserve (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
Movements in share-based payments reserve [Abstract]
Opening balance, Share-based payments reserve | $	$ 15,004,052
Conversion of RSUs | $	0	$ 0
Issue of shares to consultant | $	0	0
Expiry of employee rights | $	0
Exercise of options, rights and RSUs | $	(2,591,565)	(284,645)	$ (2,261,225)
Share-based payments expense | $	3,791,541	2,589,413	$ 8,340,328
Closing balance, share-based payments reserve | $	$ 13,440,265	$ 15,004,052
Unlisted Options [Member]
Number of Options [Abstract]
Outstanding at beginning of period (in shares)	23,011,372	23,824,000
Grant of employee incentive securities (in shares)		424,372
Grant of options to financial advisor (in shares)		1,000,000
Exercise of options, rights and RSUs (in shares)	(11,262,000)	(2,237,000)	(2,576,000)
Issue of shares to a consultant (in shares)	0	0
Expiry of employee rights (in shares)	0
Lapse of employee incentive securities (in shares)		0
Outstanding at end of period (in shares)	11,749,372	23,011,372	23,824,000
Performance Rights [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)	29,146,000	27,620,000
Grant of employee incentive securities (in shares)	4,021,000	1,935,000	11,295,000
Grant of employee rights and RSUs (in shares)	4,021,000
Exercise of options, rights and RSUs (in shares)	(5,147,665)	(329,000)	0
Expiry of employee rights (in shares)	(550,000)	(80,000)	0
Conversion of RSUs (in shares)		(329,000)
Conversion of performance rights (in shares)		0
Lapse of employee incentive securities (in shares)		(80,000)
Closing balance (in shares)	27,469,335	29,146,000	27,620,000
Restricted Stock Units [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)	824,371	600,000
Grant of employee incentive securities (in shares)	3,894,124	424,372	600,000
Grant of employee rights and RSUs (in shares)	3,894,124
Exercise of options, rights and RSUs (in shares)	(341,461)	(200,001)	0
Expiry of employee rights (in shares)	0
Conversion of RSUs (in shares)		0
Conversion of performance rights (in shares)		(200,001)
Lapse of employee incentive securities (in shares)		0
Closing balance (in shares)	4,377,034	824,371	600,000
Share Based Payments Reserve [Member]
Movements in share-based payments reserve [Abstract]
Opening balance, Share-based payments reserve | $	$ 15,004,052	$ 12,985,856
Grant of employee incentive securities | $		0
Grant of employee rights and RSUs | $	0
Grant of options to financial advisor | $		354,788
Conversion of RSUs | $		(167,487)
Conversion of performance rights | $		(216,007)
Issue of shares to consultant | $	(470,000)	(350,000)
Expiry of employee rights | $	(158,424)
Exercise of options, rights and RSUs | $	(4,726,904)	(192,511)
Share-based payments expense | $	3,791,541	2,589,413
Closing balance, share-based payments reserve | $	$ 13,440,265	$ 15,004,052	$ 12,985,856